Leases	12 Months Ended
Sep. 30, 2012
Leases

18. LEASES

TransDigm leases certain manufacturing facilities, equipment and vehicles with rental payments required through January 2051. Rental expense during the years ended September 30, 2012, 2011 and 2010 was $7.9 million, $5.9 million and $4.2 million, respectively.

Future minimum rental commitments at September 30, 2012 under operating leases having initial or remaining non-cancelable lease terms exceeding one year are $7.7 million in fiscal 2013, $7.4 million in fiscal 2014, $5.7 million in fiscal 2015, $5.1 million in fiscal 2016, $3.7 million in fiscal 2017, and $20.4 million thereafter.